EQUITRUST LIFE INSURANCE COMPANY

EquiTrust Life Variable Account
Supplement Dated July 18, 2011
to the
Prospectus For
Flexible Premium Last Survivor Variable Life Insurance Policy
(Dated May 1, 2006)

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus. Please read this Supplement carefully and retain it with your Contract prospectus for future reference.

On July 14, 2011, the shareholders of EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) approved a merger of the portfolios of the EquiTrust Fund into funds managed by Federated Investors, Inc. (“Federated Funds”). On July 15, 2011, each portfolio of the EquiTrust Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Funds
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.      On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1) On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2) On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3) On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4) On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5) On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

ETLS

2.      On page 11 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets) (1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement (2)	0.10%	1.90%

(1) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%

(2) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue until at least April 2012.

3.      On page 15 of your prospectus, the first sentence under the third paragraph “The Variable Account” is replaced with the following:

The Variable Account currently has 38 Subaccounts available under this Policy but may, in the future, include fewer or additional subaccounts.

4.      On pages 17 and 18 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

ETLS

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1) On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2) On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3) On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4) On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5) On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

5.      On page 50 of your prospectus, add the following as a third paragraph under “Postponement of Payments”:

If, under SEC rules, the Prime Money portfolio suspends payments of redemption proceeds in connection with a liquidation of the portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Contract, please contact your registered representative or our Home Office toll free at 888-349-4656.

ETLS